Borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about borrowings

	2024	2023

Borrowing in Colombia	114,312	71,562
Borrowings in Brazil	1,111,258	893,913

Total borrowings	1,225,570	965,475

	Average interest rate June 30, 2024 (i)	2024	Average interest rate June 30, 2023 (i)	2023
Debt contracts in Brazil in:
R$, indexed to CDI (ii)	14.52%	946,741	16.62%	725,563
R$, with fixed interest	12.77%	61,280	8.76%	8,590
U.S. Dollars, with fixed interest	8.64%	103,237	4.03%	159,760
Debt contracts in Colombia in:
COP, indexed to IBR (iii)	11.75%	114,312	15.43%	69,862
COP, with fixed interest			15.72%	1,700

Total		1,225,570		965,475

Current		1,190,961		922,636
Non-current		34,609		42,839
(i)In order to determine the average interest rate for debt contracts with floating rates, the Group used the rates prevailing during the years.
(ii)Brazilian reais denominated debt that bears interest at the CDI Rate (see Note 7 for a definition of those indexes), plus spread.
(iii)Colombian peso-denominated debt that bears interest at the IBR rate (see Note 7 for a definition of those indexes), plus spread.

At June 30, 2021	242,404

Proceeds from borrowings	615,984
Repayment of principal amount	(299,613)
Accrued interest	74,081
Borrowings from acquired companies	85,097
Interest payment	(7,401)

At June 30, 2022	710,552

At June 30, 2022	710,552

Proceeds from borrowings	1,449,445
Repayment of principal amount	(1,456,017)
Accrued interest	319,557
Borrowings from acquired companies	25,756
Exchange rate translation	11,921
Interest payment	(95,739)

At June 30, 2023	965,475

At June 30, 2023	965,475

Proceeds from borrowings	2,565,490
Repayment of principal amount	(2,368,806)
Accrued interest	226,755
Borrowings from acquired companies	61,793
Foreign exchange differences	17,215
Exchange rate translation	(786)
Interest payment	(241,566)

At June 30, 2024	1,225,570
Composition

	Maturity	Average interest rate June 30, 2024	2024

Serie I	December 22, 2027	CDI + 3.00%	69,006
Serie II	December 22, 2027	14.20%	351,912
Transaction cost			(15,353)

Total			405,565

Current			918
Non-current			404,647
Movement in Agribusiness Receivables Certificates

At June 30, 2023	—

Proceeds from borrowings	420,000
Transaction cost	(17,741)
Transaction cost amortization	2,388
Accrued interest	28,535
Interest payment	(27,617)

At June 30, 2024	405,565

Disclosure of maturity analysis for borrowings	The installments are distributed by maturity year:

	2024	2023

2024	—	726
2025	1,237	15,452
2026	2,732	1,376
2027	21,253	25,285
2028	9,387	—

Total	34,609	42,839